Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Statutory U.S. federal income tax provision					$ 102	$ 102	$ 98
State income taxes, net of U.S. federal tax benefit					10	9	9
Foreign income tax expense					7	6	6
U.S. benefit of foreign taxes					(7)	(6)	(6)
Non-deductible transactions costs					5
Interest on installment sales, net of U.S. federal tax benefit					7	7	6
Other					1
Total provision for income taxes	$ 33	$ 33	$ 59	$ 65	$ 125	$ 118	$ 113